Prepaid expenses and other current assets (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid insurance		$ 90,754	$ 84,801
Prepaid supplies		19,422	33,132
Prepaid professional services		38,375	16,059
Prepaid rent and lease deposits		13,508	5,852
Other current assets		153,910	387,478
Total prepaid expenses and other current assets	$ 391,561	$ 315,969	$ 527,322